Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Collection Account Activity	Prior Quarter (Q-2)	05/25/06 Closing	Current Quarter (Q)
Collection period payment activity
Principal Payments	$—	$—	$30,613,094
Principal Claim Payments	—	—	926,023
Interest Payments	—	—	10,213,782
Interest Claim Payments	—	—	18,319
Fees	—	—	37,984
Repurchased principal and interest			—

Subtotal	—	—	41,809,202
Prior period undistributed collections	—	—	—
Prior period collections deposited by the Servicer in the current period	—	—	—
Current period collections deposited by the Servicer in the subsequent period	—	—	(1,252,148)

Total cash remitted by the Servicers during the current collection period	—	—	40,557,055

Other Deposits
Amounts transferred from the aquisition account	—	—	60,394
Amounts transferred from the capitalized int account	—	—	—
Amounts transferred from the reserve account	—	—	—
Special allowance payments received	—	—	4,087,876
Subsidy payments received	—	—	727,331
Interest earnings on trust accounts	—	—	973,394

Total cash deposits	—	—	46,406,049

Cash Distributions	—	—	(3,300,672)

Account Balance at the end of the Collection Period	$—	$—	$43,105,377

	N/A Distributions	N/A Distributions	08/25/2006 Distributions
Payment to the Department of Education	$—	$—	$1,597,918

First, to the Servicers, Trustee, and Delaware Trustee	—	—	163,617.46

Second, to be deposited to the Remarketing Fee Fund (quarterly, one year prior to reset date)	—	—	—

Third, to the Administrator for Administration Fee	—	—	167,311

Fourth, 1) to the Class A Noteholders for Interest;	—	—	20,332,531
2) to swap counterparties for the reset rate notes including priority termination payments			6,095,557

Fifth, to the Class B Noteholders for Interest	—	—	1,021,117

Sixth, to the Class A Noteholders for Principal	—	—	13,727,325

Seventh, to the Supplemental Interest Fund, if applicable	—	—	—

Eighth, to the Class B Noteholders for Principal	—	—	—

Ninth, to the Reserve Account to Achieve Specified Balance	—	—	—

Tenth, to swap counterparties for non-priority termination payments	—	—	—

Eleventh, to Administrator for reimbursement of remarketing expenses paid	—	—	—

Twelfth, to the Noteholders for Accelerated Payment of Principal	—	—	—

Thirteenth, to the Class C Noteholders for Distribution, if applicable	—	—	—

Fourteenth, to the Depositor the remaining amount	—	—	—

Total Quarterly Distributions	$—	$—	$43,105,377

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Notes Balances	Original Balance	Beginning Balance	Interest Paid	Change	Ending Balance	Current Factor
Senior FRN:
A-1	$408,651,000	$408,651,000	$—	$—	$408,651,000	1.0000
A-2	277,373,000	277,373,000	—	—	277,373,000	1.0000
A-3	352,501,000	352,501,000	—	—	352,501,000	1.0000
A-4	234,320,000	234,320,000	—	—	234,320,000	1.0000
A-5*	€350,000,000	€350,000,000	—	—	€350,000,000	1.0000
A-6	225,000,000	225,000,000	—	—	225,000,000	1.0000

Subtotal	1,946,405,000	1,946,405,000	—	—	1,946,405,000	1.0000
Subordinate FRN:
B-1	70,595,000	70,595,000	—	—	70,595,000	1.0000

Subtotal	70,595,000	70,595,000	—	—	70,595,000	1.0000

Total	$2,017,000,000	$2,017,000,000	$—	$—	$2,017,000,000	1.0000

The Class A-5 notes are Euro-denominated notes. The Euro to USD exchange rate used is €1.00 equals $1.2816.

Portfolio Overview	Prior Quarter (Q-3)	Prior Quarter (Q-2)	Change	05/25/06 Closing	Change	Current Quarter (Q)
Beginning Balance	$—	$—	$—	$—	$1,585,557,368	$1,585,557,368
Loans Purchased	—	—	—	1,585,557,368	(1,331,288,703)	254,268,665
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	—	—	—	—	(30,613,094)	(30,613,094)
Claims Paid	—	—	—	—	(926,023)	(926,023)
Capitalized Interest	—	—	—	—	1,956,223	1,956,223
Servicer Adjustments	—	—	—	—	5,249	5,249

Ending Balance	$—	$—	$—	$1,585,557,368	$224,691,019	$1,810,248,387

Accrued Interest	—	—	—	10,614,721	5,329,418	15,944,139
SAP Receivable	—	—	—	—	3,986,430	3,986,430
Servicer Payments Due	—	—	—	—	1,252,148	1,252,148
Trust Cash Accounts	—	—	—	383,195,987	(218,215,054)	164,980,933

Total Assets	$—	$—	$—	$1,979,368,076	$17,043,961	$1,996,412,037

Senior Notes	$—	$—	$—	$1,946,405,000	$—	$1,946,405,000
Subordinate Notes	—	—	—	70,595,000	—	70,595,000
Accrued Exp / Payables	—	—	—	1,579,000	19,577,840	21,156,840

Total Liabilities	$—	$—	$—	$2,018,579,000	$19,577,840	$2,038,156,840

Selected Statistics:
Asset Coverage (a)	—	—	—	98.06%	-0.13%	97.93%
Asset Coverage (aaa)	—	—	—	101.61%	-0.13%	101.48%
Subordinate %		—	—	3.50%	0.00%	3.50%
WA Coupon	—	—	—	5.45%	0.01%	5.46%
Daily Avg 1 Mo. Libor	—	—	—	5.08%	0.29%	5.37%
Daily Avg 3 Mo. Libor	—	—	—	5.19%	0.31%	5.50%
Average Balance	—	—	—	41,432	(3,366)	38,066
WA Rem. Mo.	—	—	—	287.6	(1.5)	286.1
Number of Loans	—	—	—	41,500	6,055	47,555
CPR%	—	—	—	1.64%	1.92%	3.56%

Trust Cash Accounts	Prior Quarter (Q-3)	Prior Quarter (Q-2)	Change	05/25/06 Closing	Change	Current Quarter (Q)
Restricted Cash:
Reserve acct.	$—	$—	—	$4,932,142	—	$4,932,142
Prefunding acct.	—	—	—	245,636,925	(245,636,925)	—
Add-on Consol acct.	—	—	—	51,047,920	(14,805,493)	36,242,427
Capitalized Int. acct.	—	—	—	80,000,000	—	80,000,000

Subtotal	$—	$—	—	$381,616,987	$(260,442,418)	$121,174,570

Accrued Expenses:
Cost of Issuance acct.	—	—	—	1,579,000	(878,013)	700,987

Subtotal			—	1,579,000	(878,013)	700,987

Subtotal Restricted Cash				383,195,987	(878,013)	121,875,556

Collection acct.	—	—	—	—	43,105,377	43,105,377

Total	$—	$—	$—	$383,195,987	$(261,320,431)	$164,980,933

Accrued Liabilities	Prior Quarter (Q-3)	Prior Quarter (Q-2)	Change	05/25/06 Closing	Change	Current Quarter (Q)
Accrued Liabilities
FRN Interest Payable	$—	$—	—	$—	20,288,543	$20,288,543
Admin Fee Payable	—	—	—	—	167,311	167,311

Total	$—	$—	—	$—	$20,455,854	$20,455,854

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Resticted Cash	Prior Quarter (Q-3)	Prior Quarter (Q-2)	Change	05/25/06 Closing	Change	Current Quarter (Q)
Beginning Cash Balance	$—	$—	$—	$—	$383,195,987	$383,195,987
From Collection Acct	—	—	—	—	—	—
Note Retirement	—	—	—	—	—	—
ARN Int Pmts (aaa)	—	—	—	—	—	—
ARN Int Pmts (a)	—	—	—	—	—	—
BD / AA Fees	—	—	—	—	—	—
Acquisition of loans	—	—	—	—	(260,382,023)	(260,382,023)
Servicing Fees	—	—	—	—	—	—
Administrative Fees	—	—	—	—	—	—
To Collection Acct	—	—	—	—	(60,394)	(60,394)
Other Vendor Pmts	—	—	—	—	(878,013)	(878,013)

Total Restricted	$—	$—	$—	$—	$121,875,556.32	$121,875,556

Claims in process	Prior Quarter (Q-3)	Prior Quarter (Q-2)	Change	05/25/06 Closing	Change	Current Quarter (Q)
Beginning Balance	$—	$—	$—	$—	$—	$—
Filed During Period	—	—	—	—	996,549	996,549
Paid During Period	—	—	—	—	(926,023)	(926,023)
Administrative Rejects	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—
						—

Total	$—	$—	$—	$—	$70,525	$70,525

Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.46%	1,810,248,387	100.00%	47,555	100.00%	38,066

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Loans by Status ($)	Prior Quarter (Q-2)	Distribution	05/25/06 Closing	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$—	0.00%	$1,108,849,785	69.93%	$1,169,350,591	64.60%
31-60	—	0.00%	64,603,568	4.07%	78,884,909	4.36%
61-90	—	0.00%	15,197,445	0.96%	35,142,263	1.94%
91-120	—	0.00%	13,447,324	0.85%	22,865,205	1.26%
121-150	—	0.00%	14,213,679	0.90%	5,616,327	0.31%
151-180	—	0.00%	7,685,298	0.48%	7,926,655	0.44%
181-210	—	0.00%	16,517	0.00%	8,270,132	0.46%
211-240	—	0.00%	—	0.00%	3,660,357	0.20%
241-270	—	0.00%	—	0.00%	16,517	0.00%
270+	—	0.00%	—	0.00%	—	0.00%

Total repayment	$—	0.00%	$1,224,013,616	77.20%	$1,331,732,956	73.57%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	—	0.00%	200,778,370	12.66%	274,878,151	15.18%
Forbearance	—	0.00%	160,765,382	10.14%	203,566,754	11.25%
Claims in Process	—	0.00%	—	0.00%	70,525	0.00%
Administrative Rejects	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$—	0.00%	$1,585,557,368	100.00%	$1,810,248,387	100.00%

Loans by Status (#)	Prior Quarter (Q-2)	Distribution	05/25/06 Closing	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$—	0.00%	30,546	0.00%	32,594	68.54%
31-60	—	0.00%	1,764	0.00%	2,125	4.47%
61-90	—	0.00%	435	0.00%	960	2.02%
91-120	—	0.00%	374	0.00%	619	1.30%
121-150	—	0.00%	371	0.00%	167	0.35%
151-180	—	0.00%	190	0.00%	231	0.49%
181-210	—	0.00%	1	0.00%	222	0.47%
211-240	—	0.00%	—	0.00%	100	0.21%
241-270	—	0.00%	—	0.00%	1	0.00%
270+	—	0.00%	—	0.00%	—	0.00%

Total repayment	$—	0.00%	33,681	0.00%	37,019	77.84%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	—	0.00%	4,266	0.00%	6,006	12.63%
Forbearance	—	0.00%	3,553	0.00%	4,529	9.52%
Claims in Process	—	0.00%	—	0.00%	1	0.00%
Administrative Rejects	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$—	0.00%	41,500	0.00%	47,555	100.00%

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current quarter)
ASA	5.22%	$23,745,139	1.31%	455	0.96%	$52,187
Great Lakes	5.46%	1,786,503,248	98.69%	47,100	99.04%	37,930

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current quarter)
ACS	5.22%	$23,745,139	1.31%	455	0.96%	100.00%
Great Lakes	5.46%	1,786,503,248	98.69%	47,100	99.04%	100.00%

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	100.00%

Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.46%	1,810,248,387	100.00%	47,555	100.00%	38,066
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
<4%	3.30%	$364,548,927	20.14%	9,823	20.66%	$37,112
4-5%	4.51%	443,250,480	24.49%	12,224	25.70%	36,261
5-6%	5.40%	350,303,916	19.35%	10,152	21.35%	34,506
6-7%	6.38%	250,386,234	13.83%	6,078	12.78%	41,195
7-8%	7.51%	142,107,119	7.85%	3,020	6.35%	47,055
8+%	8.17%	259,651,711	14.34%	6,258	13.16%	41,491

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior quarter )
0-60	$106,179	0.01%	6	0.01%	$17,697	$15,887
61-120	4,883,398	0.27%	322	0.68%	15,166	14,346
121-180	60,143,702	3.32%	3,654	7.68%	16,460	16,556
181-240	638,920,170	35.29%	23,818	50.09%	26,825	26,966
241-300	426,774,156	23.58%	11,311	23.79%	37,731	39,627
301-360	467,867,358	25.85%	6,281	13.21%	74,489	78,184
361+	211,553,424	11.69%	2,163	4.55%	97,806	97,594

Total	$1,810,248,387	100.00%	47,555	100.00%	$38,066	$1,579,000

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Thru 7/31/2006	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	5.18%	3,545,329	0.20%	599	1.26%	$5,918.75
$10,000.00 - $14,999.99	4.97%	7,570,416	0.42%	587	1.23%	12,638
$15,000.00 - $19,999.99	4.94%	73,358,486	4.05%	4,075	8.57%	122,468
$20,000.00 - $24,999.99	5.23%	262,778,196	14.52%	11,717	24.64%	438,695
$25,000.00 - $29,999.99	5.39%	211,282,571	11.67%	7,726	16.25%	352,725
$30,000.00 - $39,999.99	5.39%	315,981,047	17.46%	9,148	19.24%	527,514
$40,000.00 - $49,999.99	5.47%	225,956,479	12.48%	5,067	10.66%	377,223
$50,000.00 - $59,999.99	5.46%	147,815,547	8.17%	2,713	5.70%	246,771
$60,000.00 - $69,999.99	5.70%	101,164,125	5.59%	1,565	3.29%	168,888
$70,000.00 - $79,999.99	5.72%	88,275,143	4.88%	1,180	2.48%	147,371
$80,000.00 - $89,999.99	5.66%	69,403,665	3.83%	820	1.72%	115,866
$90,000.00 - $99,999.99	5.90%	53,629,118	2.96%	566	1.19%	89,531
$100,000.00 - $124,999.99	5.71%	92,261,058	5.10%	830	1.75%	154,025
$125,000.00 - $149,999.99	5.62%	60,760,533	3.36%	446	0.94%	101,437
$150,000 or greater	5.59%	96,466,674	5.33%	516	1.09%	161,046

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.56%	3,748,931	0.21%	91	0.19%	$41,197
AL	5.30%	24,422,977	1.35%	643	1.35%	37,983
AR	5.52%	13,564,869	0.75%	397	0.83%	34,168
AZ	5.61%	33,741,602	1.86%	887	1.87%	38,040
CA	5.30%	202,064,288	11.16%	5077	10.68%	39,800
CO	5.54%	36,751,412	2.03%	986	2.07%	37,273
CT	5.37%	23,170,697	1.28%	591	1.24%	39,206
DC	5.45%	7,460,691	0.41%	161	0.34%	46,340
DE	5.50%	6,018,078	0.33%	161	0.34%	37,379
FL	5.55%	103,282,588	5.71%	2568	5.40%	40,219
GA	5.45%	57,776,253	3.19%	1409	2.96%	41,005
HI	5.36%	10,605,420	0.59%	277	0.58%	38,287
IA	5.65%	17,384,582	0.96%	527	1.11%	32,988
ID	5.32%	9,102,021	0.50%	238	0.50%	38,244
IL	5.44%	69,555,021	3.84%	1807	3.80%	38,492
IN	5.70%	31,586,712	1.74%	907	1.91%	34,825
KS	5.60%	18,843,243	1.04%	530	1.11%	35,553
KY	5.57%	18,412,270	1.02%	513	1.08%	35,891
LA	5.48%	26,562,624	1.47%	716	1.51%	37,099
MA	5.47%	41,145,579	2.27%	1117	2.35%	36,836
MD	5.50%	43,380,527	2.40%	1037	2.18%	41,833
ME	5.70%	7,278,464	0.40%	184	0.39%	39,557
MI	5.27%	55,927,810	3.09%	1476	3.10%	37,891
MN	5.45%	32,635,842	1.80%	927	1.95%	35,206
MO	5.69%	38,502,746	2.13%	1030	2.17%	37,381
MS	5.53%	16,223,201	0.90%	439	0.92%	36,955
MT	5.79%	5,807,200	0.32%	153	0.32%	37,956
NC	5.52%	38,862,431	2.15%	1049	2.21%	37,047
ND	5.24%	4,071,722	0.22%	134	0.28%	30,386
NE	5.79%	9,681,300	0.53%	271	0.57%	35,724
NH	5.71%	8,224,071	0.45%	229	0.48%	35,913
NJ	5.31%	55,038,615	3.04%	1441	3.03%	38,195
NM	5.41%	11,348,901	0.63%	304	0.64%	37,332
NV	5.50%	15,217,570	0.84%	379	0.80%	40,152
NY	5.27%	167,478,429	9.25%	4381	9.21%	38,228
OH	5.51%	68,644,058	3.79%	1876	3.94%	36,591
OK	5.73%	18,951,824	1.05%	520	1.09%	36,446
OR	5.50%	24,267,040	1.34%	655	1.38%	37,049
PA	5.56%	96,540,868	5.33%	2597	5.46%	37,174
RI	5.87%	6,498,585	0.36%	170	0.36%	38,227
SC	5.40%	26,499,800	1.46%	697	1.47%	38,020
SD	5.22%	4,947,884	0.27%	158	0.33%	31,316
TN	5.37%	28,559,949	1.58%	777	1.63%	36,757
TX	5.58%	107,015,581	5.91%	2856	6.01%	37,470
UT	5.62%	10,791,810	0.60%	285	0.60%	37,866
VA	5.45%	49,003,421	2.71%	1267	2.66%	38,677
VT	5.40%	2,881,676	0.16%	76	0.16%	37,917
WA	5.46%	37,730,942	2.08%	968	2.04%	38,978
WI	5.47%	32,205,537	1.78%	889	1.87%	36,227
WV	5.50%	10,109,408	0.56%	258	0.54%	39,184
WY	5.55%	2,202,676	0.12%	71	0.15%	31,024
Other	5.27%	18,518,640	1.02%	398	0.84%	46,529

Total	5.46%	$1,810,248,387	100.00%	47,555	100.00%	$38,066

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

WA Remaining Term by Status	Deferment	Forbearance	Repayment	Remaining Term
Deferment	11	—	304	315
Forbearance	—	4	301	305
Repayment	—	—	277	277

Total	2	0	284	286

Note Interest Rates	N/A	N/A	N/A	N/A	7/31/06	7/31/2006 Note Balance
Senior FRN:
A-1	—	—	—	—	5.21%	$408,651,000
A-2	—	—	—	—	5.31%	277,373,000
A-3	—	—	—	—	5.33%	352,501,000
A-4	—	—	—	—	5.36%	234,320,000
A-5	—	—	—	—	3.02%	€350,000,000
A-6	—	—	—	—	5.42%	225,000,000

Subtotal	—	—	—	—		$1,946,405,000
Subordinate FRN:
B	—	—	—	—	5.66%	70,595,000

Subtotal	—	—	—	—		70,595,000

Total						$2,017,000,000

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Trigger Events
I.	Has Stepdown Date Occurred?	No
	The earlier of
	(1) May 25, 2012
	(2) the first date on which no class A notes remain outstanding

II.	Subordinate Principal Trigger Event
	(1) Offered Notes Principal Outstanding (after application of distributions)	$2,003,272,675.05
	(2) Minus: Accumulation Fund (excluding investment earnings)	—

	(3) Total	$2,003,272,675.05
	(4) Adjusted Pool Balance	$1,934,752,166.46
	(5) Does Subordinate Principal Trigger Event Exist? (Yes if (3) “Total” > (4) “Adjusted Pool Balance”)	Yes
	(6) Prior to Stepdown Date or Subordinate Principal Trigger Event Exists:
	Class A percentage	100.00%
	Class B percentage	0.00%

III.	Subordinate Interest Trigger Event
	(1) Principal Outstanding - Class A notes (after quarterly distributions of interest and principal payments)	$1,932,677,675.05
	(2) Multiply: 98%	98%

	(3) Product: (1) x (2)	$1,894,024,121.55

	(4) Pool Balance	1,863,135,939.42
	(5) Plus: Capitalized Interest Fund	67,000,000.00
	(6) Plus: Reserve Fund	4,932,142.33

	(7) Subtotal	$1,935,068,081.75
	(8) Minus: Specified Reserve Fund Balance	4,616,227.04

	(9) Total	$1,930,451,854.71
	(10) Does Subordinate Interest Trigger Event Exist? (Yes if (3) “Product” > (9) “Total”)	No

	(11) If subordinate Interest Trigger Event Exists:
	Class B quarterly interest distribution will not be paid, unless
	there is fund available in the Capitalized Interest Fund/Prefunding Account/Add-On Consolidation Loan Account (in that order) for such distribution

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 08/25/06

Current Collection Period - 5/25/2006 to 7/31/2006

Currency Swaps			A-5 Swap Calculation
Goal Capital Funding Trust 2006-1 Pays:
USD Notional Swap Amount			$448,560,000.00
3M USD LIBOR			5.21000%
Spread			0.10750%

Pay Rate			5.31750%
Days (5/25/06 - 8/24/06)			92

Swap Payment Due Counterparties			$6,095,556.60

Exchange Rate	EUR 1.00 =	USD 1.2816

Barclays Bank PLC Pays:
EUR Notional Swap Amount			€350,000,000.00
3M EURIBOR			2.90363%
Spread			0.12000%

Pay Rate			3.02363%
Days (5/25/06 - 8/24/06)			92

Swap Receipts Due Paying Agent			€2,704,469.06